Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment
			Net Book Value
	Cost $	Accumulated Depreciation $	December 31, 2016 $	December 31, 2015 $	December 31, 2014 $

Equipment	47,861	47,861	—	2,262	5,885